Capital Stock - Schedule of Capital Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number Of Shares Outstanding [Roll Forward]
Proceeds from exercise of options	$ 0.0	$ 0.4	$ 13.6
SVS
Number Of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	117,700,000	123,200,000	121,900,000
Number of shares outstanding, beginning balance (in shares)	117,700,000	123,200,000	121,900,000
Issued from treasury (in shares)	800,000	1,300,000	2,800,000
Cancelled under NCIB (in shares)	(8,300,000)	(6,800,000)	(1,900,000)
Other (in shares)	0	0	346,175
Number of shares issued, ending balance (in shares)	110,200,000	117,700,000	123,200,000
Number of shares outstanding, ending balance (in shares)	1,102,000,000	117,700,000	123,200,000
MVS
Number Of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	18,600,000	18,600,000	18,900,000
Number of shares outstanding, beginning balance (in shares)	18,600,000	18,600,000	18,900,000
Issued from treasury (in shares)	0	0	0
Cancelled under NCIB (in shares)	0	0	0
Other (in shares)			(350,000)
Number of shares issued, ending balance (in shares)	18,600,000	18,600,000	18,600,000
Number of shares outstanding, ending balance (in shares)	18,600,000	18,600,000	18,600,000
Options | SVS
Number Of Shares Outstanding [Roll Forward]
Shares issued (in shares)	0	100,000	1,700,000
RSUs | SVS
Number Of Shares Outstanding [Roll Forward]
Shares issued (in shares)	800,000	1,200,000	1,100,000
Value of shares issued upon vesting of RSUs	$ 10.4	$ 14.3	$ 9.8